OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

6 – OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Balance
	Current			Non-current
Other non-financial assets	12.31.2021	12.31.2020		12.31.2021		12.31.2020
	ThCh$	ThCh$		ThCh$		ThCh$
Prepaid expenses	7,860,112	7,932,770		1,254,775		527,110
Tax credit remainder (1)	2,022,493	234,124	(a)	52,746,937	(a)	76,262,417
Guaranty deposit	—	286		—		—
Judicial deposits	—	—		15,259,876		11,492,642
Others (2)	4,836,499	5,207,201		1,600,028		1,960,503
Total	14,719,104	13,374,381		70,861,616		90,242,672
(1)	(a) In November 2006, Rio de Janeiro Refrescos Ltda. ("RJR") filed a court order No. 0021799-23.2006.4.02.5101 seeking recognition of the right to exclude ICMS (Tax on Commerce and Services) from the PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) calculation base, as well as recognition of the right to obtain reimbursement of amounts unduly collected since November 14, 2001, duly restated using the Selic interest rate. On May 20, 2019, the ruling favoring RJR became final, allowing the recovery of amounts overpaid from November 14, 2001 to August 2017. It is worth noting that in September 2017, RJR had already obtained a Security Mandate, which granted it the right to exclude, from that date, the ICMS from the PIS and COFINS calculation base.

The company took steps to assess the total amount of the credit at issue for the period of unduly collection of taxes from November 2001 to August 2017, totaling approximately CLP 92,783 million (CLP 103,540 million in 2020) (BRL 613 million, of which BRL 370 million corresponds to capital and BRL 243 million to interest and monetary restatement. These amounts were recorded as of December 31, 2019. In addition, the company acknowledged the indirect costs (attorneys' fees, consulting, auditing, indirect taxes and other obligations) resulting from the recognition of the right acquired in court, totaling BRL 175 million.

The payment of income tax occurs when liquidating the credit, therefore the respective deferred tax liability recorded was CLP 20,246 million (BRL 148 million). Amounts already offset until 2021 were CLP 49,040 million (BRL 234 million) and in 2020 CLP 16,142 million (BRL 118 million).

Companhia de Bebidas Ipiranga ("CBI") acquired in September 2013, also filed a court order No. 0014022-71.2000.4.03.6102 in order to recognize the same issue as the one previously described for RJR. In September 2019, the ruling favoring CBI became final, allowing the recovery of the amounts overpaid from September 12, 1989 to December 1, 2013 (date when CBI was incorporated by RJR). CBI's credit will be generated in the name of RJR, however, pursuant to the contractual clause ("Subscription Agreement for Shares and Exhibits"), as soon as collected by RJR, this payment should be immediately paid to former CBI shareholders (supervention favoring former CBI shareholders). Based on supporting documents found, for the August 1993-November 2013 period, the amount of credits related to this process have been calculated and totaled CLP 24,823 million (BRL 164 million, of which BRL 80 million corresponds to capital and BRL 84 million correspond to interest and monetary restatement), from this amount, CLP 1,059 million (BRL 7 million) must be deducted from indirect taxes, thus generating an account payable to former shareholders for CLP 23,612 million (CLP 21,204 million in 2020) (BRL 156 billion) and a government receivables related to credits for that same amount. It is worth mentioning that for the September 1989-July 1993 period, the Company did not account the credit due to the lack of supporting documents.

In addition, RJR has an associate called Sorocaba Refrescos SA ("Sorocaba"), where it has a 40% shareholding in the capital, which also filed a court order seeking recognition of the right to the same issue as RJR's action. On June 13, 2019, the ruling favoring Sorocaba became final, allowing the recovery of the amounts overpaid from July 5, 1992 until the date on which the decision became final.

As of December 31, 2021, the impacts were recognized in RJR's result from its ownership in Sorocaba, totaling CLP 6,703 million (BRL 49 million, of which BRL 28 million correspond to capital and BRL 21 million correspond to interest and monetary restatement). In addition, the company recognized indirect costs (attorneys' fees, consulting, auditing, indirect taxes, and other obligations) resulting from the recognition of the right acquired in court, totaling CLP 1,513 million (CLP 1,368 million in 2020) (BRL 10 million).

Income tax payment occurs upon credit settlement, with that the respective deferred tax liability recorded was CLP 1,967 million (CLP 1,778 million in 2020) (BRL 13 million). In 2020, CLP 684 million (BRL 5 million) of the total credit obtained by Sorocaba have already been offset.

(2)	Other non-financial assets are mainly composed of advances to suppliers.